INVESTMENT IN LLCs (Tables)	12 Months Ended
Sep. 30, 2013
Equity Method Investments And Joint Ventures [Abstract]
Results for Internal Valuation Model and Carrying Value of its Investment in Central Platte

The following table displays the results derived from the Company’s internal valuation model at September 30, 2013, and the carrying value of its investment in Central Platte at September 30, 2013. Dollar amounts are expressed in thousands.

Method 1	$15,527
Method 2	16,495
Method 3	17,930
Average of methods 1, 2, and 3	$16,651

Carrying value of investment in Central Platte Holdings, LLC	$15,132